Provisions - Schedule of Workers’ Profit Sharing (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Workers’ Profit Sharing [Abstract]
Cost of sales, note 20	S/ 19,334	S/ 15,244	S/ 15,165
Administrative expenses, note 20	15,669	15,210	12,520
Selling and distribution expenses, note 20	4,139	3,804	3,287
Investment	81	1,000	1,189
Working profit	S/ 39,223	S/ 35,258	S/ 32,161